Summary of Business and Significant Accounting Policies (Details) - Schedule of Exchange Rates	9 Months Ended
	Mar. 31, 2023 $ / shares	Mar. 31, 2023 ¥ / shares	Mar. 31, 2022 $ / shares	Mar. 31, 2022 ¥ / shares
Period end exchange rate [Member]
Summary of Business and Significant Accounting Policies (Details) - Schedule of Exchange Rates [Line Items]
Exchange rate | (per share)	$ 1	¥ 6.8676	$ 1	¥ 6.3393
Nine months average exchange rate [Member]
Summary of Business and Significant Accounting Policies (Details) - Schedule of Exchange Rates [Line Items]
Exchange rate | (per share)	$ 1	¥ 6.945	$ 1	¥ 6.3962